Significant Accounting Policies, Judgements and Estimates - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Chemical Plants [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	20 years
Retail Service Stations [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	15 years
Upgraders [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	30 years